SHARE-BASED PAYMENTS - Fair value of share options (Details) - Options incentive Plan		12 Months Ended
	Dec. 16, 2015 USD ($)	Jun. 30, 2019 USD ($) Y	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)
SHARE-BASED PAYMENTS
Weighted average fair value at measurement date (per option)		$ 4.09
Value of the share (per share)	$ 7.91	$ 15.85
Expected dividend rate		0.00%
Expected volatility		47.92%
Risk-free interest rate		105.00%
Weighted average expected life of stock options | Y		2.00
Weighted average exercise price (per share)		$ 15.85	$ 15.85	$ 15.85	$ 15.85